Taxes on Income - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 45,553	$ 41,605
Research and development expenses	3,244	1,954
Other timing differences	375	211
Less - valuation allowance	(49,172)	(43,770)	$ (40,589)
Net deferred tax assets